SEWARD & KISSEL LLP 1200 G
                                  Street, N.W.
                                    Suite 350
                              Washington, DC 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184


                                         August 30, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

      Re:      AllianceBernstein Cap Fund, Inc.
                 --AllianceBernstein Small Cap Growth Portfolio
                   File Nos. 2-29901 and 811-1716

Dear Sir or Madam:

     Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 81 under the Securities Act of 1933 and Amendment No. 60 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Cap Fund, Inc. (the "Company"). We are making this filing for the following purposes:

     (1) to revise the risk/return summary, principal risks disclosure and disclosure responding to Item 4 of Form N-1A in order to streamline and simplify the disclosure for the Company's AllianceBernstein Small Cap Growth Portfolio (the "Fund"); and

     (2) to revise the disclosure concerning certain of the Fund's fundamental and non-fundamental investment policies so that the disclosure reflects the changes to the Fund's policies recently approved by the Fund's Board of Directors and, where necessary, submitted to shareholders for approval.

     Disclosure other than that described above contained in the Fund's prospectus and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post-Effective Amendment No. 81.

     Please direct any comments or questions to Kathleen K. Clarke or the undersigned at (202) 737-8833.

                                         Sincerely,

                                         /s/ Michell G. Fishman
                                         ---------------------------
                                             Michell G. Fishman

Attachment

cc:   Kathleen K. Clarke
      Nora L. Sheehan

SK 00250 0157 694879